Operating Segments and Related Disclosures - Customers that Represented More than 10% of Net Sales (Detail)	3 Months Ended		6 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012
Operating Statistics [Line Items]
Net sales, Percentage	95.00%	95.00%	96.00%	95.00%
Raytheon Company [Member]
Operating Statistics [Line Items]
Net sales, Percentage	42.00%	37.00%	43.00%	36.00%
Lockheed Martin Corporation [Member]
Operating Statistics [Line Items]
Net sales, Percentage	31.00%	32.00%	31.00%	30.00%
United Launch Alliance [Member]
Operating Statistics [Line Items]
Net sales, Percentage	12.00%